Derivative Instruments (Tables)	3 Months Ended
Mar. 31, 2011
Derivative Instrument Detail [Abstract]
Concentration Risk Disclosure [Text Block]
Non-performance risk

Realization of contracts is dependent upon counterparts’ performance. The Company has not obtained collateral or other security to support the financial instruments subject to non-performance risk, but the credit standing of counterparts was monitored on regular basis throughout the period. The Company spreads it business over a number of financial and banking institutions to minimize the risk of potential non-performance risk. Furthermore, the approval process of counterparts and the limits applied to each counterpart were monitored by the board of directors. Where possible, ISDA netting agreements were put into place by management.

The combined maximum credit risk exposure at March 31, 2011 amounts to $3 million. Credit risk exposure netted by open derivative positions with counterparts was $nil million as at March 31, 2011. No set-off is applied to balance sheet amounts due to the different maturity profiles of assets and liabilities.

The combined maximum credit risk exposure of the Company as at March 31, 2011 is as follows.

At March 31,
2011
(unaudited)
(In US Dollars, millions)

Warrants on shares	3
3

The fair value of derivative assets and liabilities reflects non-performance risk relating to the counterparts and the Company, respectively, as at March 31, 2011.

Fair Value By Balance Sheet Grouping [Text Block]
	March 31, 2011		December 31, 2010

	(unaudited)
	(in US Dollars, millions)
	Carrying		Carrying
	amount	Fair Value	amount	Fair Value

Cash and cash equivalents	619	619	575	575
Restricted cash	37	37	43	43
Short-term debt	(44)	(44)	(133)	(133)
Short-term debt at fair value	(2)	(2)	(2)	(2)
Long-term debt	(1,684)	(1,939)	(1,730)	(2,059)
Long-term debt at fair value	(847)	(847)	(872)	(872)
Derivatives	(159)	(159)	(175)	(175)
Marketable equity securities - available for sale	124	124	124	124
Marketable debt securities - held to maturity	12	14	13	14
Non-marketable assets - held to maturity	2	2	2	2
Non-marketable debt securities - held to maturity	101	101	89	89

Schedule Of Derivative Instruments In Statement Of Financial Position Fair Value [Text Block]
Fair value of the derivative assets/(liabilities) split by accounting designation

		At March 31, 2011
		(unaudited)
		(in US Dollars, millions)
Assets
	Balance Sheet location	Non-hedge accounted	Total
Warrants on shares	Current assets - derivatives	3	3
Total derivatives		3	3

		At March 31, 2011
		(unaudited)
		(in US Dollars, millions)
Liabilities
	Balance Sheet location	Non-hedge accounted	Total
Option component of convertible bonds	Non-current liabilities - derivatives	(162)	(162)
Total derivatives		(162)	(162)

Fair value of the derivative assets/(liabilities) split by accounting designation

		At December 31, 2010
		(unaudited)
		(in US Dollars, millions)
Assets
	Balance Sheet location	Non-hedge accounted	Total
Warrants on shares	Current assets - derivatives	1	1
Total derivatives		1	1

		At December 31, 2010
		(unaudited)
		(in US Dollars, millions)
Liabilities
	Balance Sheet location	Non-hedge accounted	Total
Option component of convertible bonds	Non-current liabilities - derivatives	(176)	(176)
Total derivatives		(176)	(176)

Schedule Of Nonhedge Derivative Gain Loss Recognized [Text Block]
Non-hedge derivative gain/(loss) and movement on bonds recognized
		Three months ended March 31,
		2011	2010
		(unaudited)	(unaudited)

		(in US Dollars, millions)
	Location of gain/(loss) in income
Realized
Forward sales type agreements - commodity	Non-hedge derivative gain/(loss) and movement on bonds	-	9
Option contracts - commodity	Non-hedge derivative gain/(loss) and movement on bonds	-	(78)
Forward sales agreements - currency	Non-hedge derivative gain/(loss) and movement on bonds	-	(1)
Option contracts - currency	Non-hedge derivative gain/(loss) and movement on bonds	-	1
		-	(69)

Unrealized
Forward sales type agreements - commodity	Non-hedge derivative gain/(loss) and movement on bonds	-	(90)
Option contracts - commodity	Non-hedge derivative gain/(loss) and movement on bonds	-	175
Option component of convertible bonds	Non-hedge derivative gain/(loss) and movement on bonds	14	48
Warrants on shares	Non-hedge derivative gain/(loss) and movement on bonds	3	(3)
Fair value movement on mandatory convertible bonds	Non-hedge derivative gain/(loss) and movement on bonds	24	-
		41	130

Non-hedge derivative gain and movement on bonds		41	61

Schedule Of Cash Flow Hedged Derivatives Included In Other Comprehensive Income [Text Block]
Other comprehensive income
Three months ended March 31, 2011
(unaudited)
(in US Dollars, millions)
	Cash flow hedges, before taxation	Cash flow hedges removed from equity, before taxation		Hedge ineffectiveness, before taxation
	Gain/(loss) recognized in accumulated other comprehensive income (effective portion)	Location of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Amount of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Location of (gain)/loss recognized in income (ineffective portion)	Amount of (gain)/loss recognized in income (ineffective portion)
Forward sales agreements - commodity	-	Product sales	-	Non-hedge derivatives gain/(loss) and movement on bonds	-
	-		-		-

Other comprehensive income
Three months ended March 31, 2011
(unaudited)
(in US Dollars, millions)
	Cash flow hedges, before taxation	Cash flow hedges removed from equity, before taxation		Hedge ineffectiveness, before taxation
	Gain/(loss) recognized in accumulated other comprehensive income (effective portion)	Location of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Amount of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Location of (gain)/loss recognized in income (ineffective portion)	Amount of (gain)/loss recognized in income (ineffective portion)
Forward sales agreements - commodity	-	Product sales	-	Non-hedge derivatives gain/(loss) and movement on bonds	-
	-		-		-

Other comprehensive income

	Three months ended March 31, 2010
	(unaudited)
	(in US Dollars, millions)

	Cash flow hedges, before taxation	Cash flow hedges removed from equity, before taxation		Hedge ineffectiveness, before taxation
	Gain/(loss) recognized in accumulated other comprehensive income (effective portion)	Location of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Amount of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Location of (gain)/loss recognized in income (ineffective portion)	Amount of (gain)/loss recognized in income (ineffective portion)
Forward sales type agreements - commodity	-	Product sales	37	Non-hedge derivatives gain/(loss) and movement on bonds	-
	-		37		-

Other comprehensive income

	Accumulated other comprehensive income as of January 1, 2011	Changes in fair value and other movements recognised in 2011	Reclassification adjustments	Accumulated other comprehensive income as of March 31, 2011
	$	$	$	$
Derivatives designated as
Capital expenditure	(3)	-	-	(3)
Before tax totals	(3)	-	-	(3)
After tax totals	(2)	-	-	(2)

	Accumulated other comprehensive income as of January 1, 2010	Changes in fair value and other movements recognised in 2010	Reclassification adjustments	Accumulated other comprehensive income as of March 31, 2010
	$	$	$	$
Derivatives designated as
Gold sales	(52)	15	37	-
Capital expenditure	(3)	-	-	(3)
Before tax totals	(55)	15	37	(3)
After tax totals	(22)	(4)	24	(2)